NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Curative Biotechnology Inc. (f/k/a Connectyx Technologies Holdings Group, Inc.), (CUBT), is a Florida corporation, formed as a Nevada corporation on June 29, 1995, reincorporated in Florida on October 30, 2007, with a name change November 30, 2020, which conducts business from its headquarters in Boca Raton, Florida. Curative Biotechnology, Inc. is a development stage biomedical company that seeks to develop, in-license, sub-license and bring to market products in both the Pharmaceutical and Medical Device space. The Company focuses on products that are targeted at FDA-defined “Orphan Diseases” with patient populations under 200,000 in the United States. The company leverages management’s experience and business relationships with Life Science research institutions as well as Life Science industry members to acquire Life Science candidates that fit within the company’s business model. The company has established a scientific advisory board with a successful track record of bringing pharmaceuticals to market.

NOTE 1 - NATURE OF OPERATIONS

Curative Biotechnology Inc. (f/k/a Connectyx Technologies Holdings Group, Inc.), (CUBT), is a Florida corporation, formed as a Nevada corporation on June 29, 1995, reincorporated in Florida on October 30, 2007, with a name change November 30, 2020, which conducts business from its headquarters in Boca Raton, Florida. Curative Biotechnology, Inc. is a development stage biomedical company that seeks to develop, in-license, sub-license and bring to market products in both the Pharmaceutical and Medical Device space. The Company focuses on products that are targeted at FDA-defined “Orphan Diseases” with patient populations under 200,000 in the United States. The company leverages management’s experience and business relationships with Life Science research institutions as well as Life Science industry members to acquire Life Science candidates that fit within the company’s business model. The company has established a scientific advisory board with a successful track record of bringing pharmaceuticals to market.